Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for income tax from continuing operations
The provision for income tax from continuing operations was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Current:
Federal	$584	$(56)	$85
State and local	10	9	2
Foreign	556	779	422
Subtotal	1,150	732	509
Deferred:
Federal	701	1,597	(250)
State and local	—	(1)	(11)
Foreign	297	137	413
Subtotal	998	1,733	152
Provision for income tax expense (benefit)	$2,148	$2,465	$661

Income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations
The Company’s income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Income (loss) from continuing operations:
Domestic	$3,743	$6,043	$1,186
Foreign	3,727	2,761	2,866
Total	$7,470	$8,804	$4,052

Income tax for continuing operations effective rate reconciliation
The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Tax provision at U.S. statutory rate	$2,615	$3,081	$1,418
Tax effect of:
Dividend received deduction	(216)	(204)	(166)
Tax-exempt income	(73)	(92)	(96)
Prior year tax (1)	555	21	75
Low income housing tax credits	(225)	(209)	(194)
Other tax credits	(80)	(77)	(54)
Foreign tax rate differential (2),(3),(4)	(465)	(118)	(340)
Change in valuation allowance	5	(3)	30
Deferred tax effects of branch conversions	—	—	4
Other, net	32	66	(16)
Provision for income tax expense (benefit)	$2,148	$2,465	$661

______________

(1)	As discussed further below, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

(2)
For the year ended December 31, 2015, foreign tax rate differential includes one-time tax benefits of $174 million related to a Japan tax rate change, $61 million related to restructuring in Chile, $57 million related to the repatriation of earnings from Japan, $41 million related to certain non-portfolio net investment gains that were non-taxable and $31 million related to the devaluation of the peso in Argentina. These benefits were partially offset by one-time charges of $88 million related to the impact of foreign exchange on investment gains in Argentina and $36 million as a result of a deferred tax liability true-up in Japan.

(3)
For the year ended December 31, 2014, foreign tax rate differential includes a one-time tax charge of $54 million related to tax reform in Chile and $45 million related to the repatriation of earnings from Japan, partially offset by a one-time tax benefit of $13 million related to the change in repatriation assumption for foreign earnings of the United Arab Emirates (“UAE”).

(4)
For the year ended December 31, 2013, foreign tax rate differential includes one-time tax benefits of $119 million related to the receipt of a Japan tax refund, $69 million related to the estimated reversal of Japan temporary differences, and $65 million related to the change in repatriation assumptions for foreign earnings of certain European operations.

Components of deferred tax assets and liabilities
Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2015	2014
	(In millions)
Deferred income tax assets:
Policyholder liabilities and receivables	$1,734	$3,022
Net operating loss carryforwards	1,229	1,293
Employee benefits	1,094	1,068
Capital loss carryforwards	9	26
Tax credit carryforwards	1,264	1,733
Litigation-related and government mandated	260	315
Other	858	831
Total gross deferred income tax assets	6,448	8,288
Less: Valuation allowance	203	224
Total net deferred income tax assets	6,245	8,064
Deferred income tax liabilities:
Investments, including derivatives	4,469	4,554
Intangibles	1,606	1,877
Net unrealized investment gains	5,639	7,971
DAC	5,000	5,153
Other	123	330
Total deferred income tax liabilities	16,837	19,885
Net deferred income tax asset (liability)	$(10,592)	$(11,821)

Summary of net operating loss carryforwards for tax purposes
The following table sets forth the domestic, state, and foreign net operating loss carryforwards and the domestic capital loss carryforwards for tax purposes at December 31, 2015.

	Net Operating Loss Carryforwards			Capital Loss Carryforwards
	Domestic	State	Foreign	Domestic
	(In millions)
Expiration
2016-2020	$—	$31	$140	$27
2021-2025	—	52	24	—
2026-2030	1,096	41	—	—
2031-2035	2,107	12	—	—
Indefinite	—	—	668	—
	$3,203	$136	$832	$27

Summary of Tax Credit Carryforwards
The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

	Tax Credit Carryforwards
	General Business Credits	Foreign Tax Credits	Other
	(In millions)
Expiration
2016-2020	$—	$—	$—
2021-2025	—	570	—
2026-2030	104	—	—
2031-2035	529	—	—
Indefinite	—	—	342
	$633	$570	$342

Reconciliation of unrecognized tax benefits
Interest was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Interest recognized in the consolidated statements of operations (1)	$388	$26	$20

		December 31,
		2015	2014
		(In millions)
Interest included in other liabilities in the consolidated balance sheets (1)		$671	$283

______________
(1) The significant increase in 2015 is related to the non-cash charge discussed above.
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Balance at January 1,	$779	$774	$708
Additions for tax positions of prior years (1)	579	74	117
Reductions for tax positions of prior years	(24)	(88)	(37)
Additions for tax positions of current year	28	23	39
Reductions for tax positions of current year	(1)	—	(1)
Settlements with tax authorities	(38)	(4)	(52)
Balance at December 31,	$1,323	$779	$774
Unrecognized tax benefits that, if recognized would impact the effective rate	$1,268	$690	$661

______________
(1) The significant increase in 2015 is related to the non-cash charge discussed above.